INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

NOTE 11. INVESTMENT PROPERTIES

The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2020	December 31, 2019
In millions of COP
Balance at the beginning of the year	1,992,964	1,732,873
Acquisitions	268,429	116,503
Sales/Write-offs	(111,092)	(17,667)
Amount reclassified from equity securities(1)	686,114	-
Amount reclassified from inventories(2)	6,436	68,058
Gains on valuation(3)	(3,501)	93,197
Balance at the end of the period(4)	2,839,350	1,992,964
(1)

In 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition is met according to IFRS 10. This equity securities are considered as a business, because of its capacity to generate income.

(2)

For the years 2020 and 2019, returned properties from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.

(3)	See Note 25.4 Other operating income, net.
(4)	Between December 31, 2020 and 2019, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30 Fair value of assets and liabilities.

The valuation adjustments recorded by the Bank’s related to its investment properties are detailed below:

As of December 31, 2020

	Balance at the
Type of asset	beginning of the	Appraisals	Net increase (decrease) in		Amount reclassified	Amount reclassified	Adjusted fair value at the
	year		investment properties		from equity securities(1)	from inventories(2)	end of the year
In millions of COP
Buildings	1,724,719	7,756	158,130	(3)	686,114	6,436	2,583,155
Lands	268,245	(11,257)	(793)		-	-	256,195
Total	1,992,964	(3,501)	157,337		686,114	6,436	2,839,350
(1)

In 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition is met according to IFRS 10. This equity securities are considered as a business, because of its capacity to generate income.

(2)

For the year 2020, returned properties from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.

(3)

Corresponds to the acquisition of Bodegas Quality stage 1 and 2 amounting to COP 45,000 and Bodegas Quality stage 3 amounting to COP 16,719 by Bancolombia S.A. and of Oficina 1 Bancolombia Caribe amounting to COP 35,499 and Lote Koba amounting to COP 38,728 by Fondo de Capital Privado Fondo Inmobiliario Colombia.

As of December 31, 2019

	Balance at the
Type of asset	beginning of the	Appraisals	Net increase (decrease) in	Amount reclassified	Adjusted fair value at the
	year		investment properties	from inventories(1)	end of the year
In millions of COP
Buildings	1,483,594	74,210	98,857	68,058	1,724,719
Lands	249,279	18,987	(21)	-	268,245
Total	1,732,873	93,197	98,836	68,058	1,992,964
(1)

For the year 2019, returned properties from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.

Amounts recognized in the statement of income for the period.

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31,	December 31,	December 31,
	2020	2019	2018
	In millions of COP
Income from rentals	125,494	85,507	79,756
Operating expenses due to:
Investment properties that generated income through rentals	(16,012)	(15,669)	(16,531)
Investment properties that did not generate income through rentals	(6,004)	(2,183)	(1,630)

Currently, there are no restrictions on the use or income derived from the buildings or lands that the Bank has as investment property.

The fair value of the Bank’s investment properties for the year ending at December 31, 2020 and 2019, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.

Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions such as: discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. Upon determining the fair value of these investment properties, the greater and best use of these investment properties is their present use. For further information about measurements techniques and inputs used by consulting companies, see Note 30 Fair Value of assets and liabilities.

As of December 31, 2020 and 2019, the Bank does not have investment properties held under financial leases.